SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Accounting Policies [Abstract]
Derivative liability, beginning balance	$ 3,455,000	$ 218,000	$ 218,000
Additions to derivative liability for new debt	882,000		2,213,000
Reclass to equity upon conversion	(1,305,000)		(236,000)
Derecognition of notes redeemed for cash			(340,000)
Change in fair value	(232,000)	$ (35,000)	1,600,000	$ (11,000)
Derivative liability, ending balance	$ 2,800,000		$ 3,455,000	$ 218,000